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                             [ING FUNDS LETTERHEAD]


March 6, 2002

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

Re:  ING SERIES FUND, INC.
     POST-EFFECTIVE AMENDMENT NO. 52 TO
     REGISTRATION STATEMENT ON FORM N-1A
     FILE NOS. 33-41694 AND 811-6352

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectuses contained in Post-Effective Amendment No. 52 of ING Series Fund, Inc. (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 52 to the Fund's Registration Statement on Form N-1A.

If you have any questions regarding this submission, please contact Michael Gioffre at (860) 275-3252.

Sincerely,


/s/  Michael Gioffre
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Michael Gioffre